Supplemental information - Wages and Benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 181,617	$ 165,879
Operating expense
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	98,413	92,062
General and administration expense
Disclosure Of Supplemental Information [Line Items]
Wages and benefits	$ 83,204	$ 73,817